DEFERRED INCOME (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
DEFERRED INCOME
Balance at the beginning of the year	$ 293,923
Recognized as government grants during the period	(33)
Foreign currency translation adjustment	1,224
Balance at the end of the year	295,114
Government grants	4,866	$ 2,488
Government grants
DEFERRED INCOME
Government grants	$ 4,833